United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/04

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		February 15, 2005
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             49
Form 13 Information Table Value Total:             92,627 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

ACE AVIATION HLDGS	    COM	   00440P201	592		       20000 			      SOLE		20000
AFRICAN BANK		    COM	   6040776      324		       100000			      SOLE		100000
AGILE SOFTWARE		    COM	   00846X105	245		       30000			      SOLE		30000
AMERICREDIT CORP            COM    03060R101    9169                   375000			      SOLE		375000
APPLIED SIGNAL TECH.        COM    0382371039   529	               15000			      SOLE		15000
BEAR CREEK MNG              COM    07380N104    25	               32500			      SOLE		32500
BEMA GOLD CORPCMN           COM    08135F107    381	               125000			      SOLE		125000
BLOCKBUSTER		    COM	   093679108	382		       40000			      SOLE		40000
BRITESMILE INC              COM    110415205    794	               106000			      SOLE		106000
CABOT MICRO. ELEC. CRP      COM    12709P103    6852	               171000			      SOLE		171000
CAMECO CORP		    COM	   13321L108	6763		       64500			      SOLE		64500
CENTERRA GOLD INC	    COM    152006102   	551		       30000			      SOLE              30000
CHAD THERAPEUTICS	    COM	   157228107	55		       10000			      SOLE		10000
COMPANIA DE MINAS  BUENA    COM    204448104    309	               13500			      SOLE		13500
CUMBERLAND RES. LTD         COM    23077R100    50	               30000			      SOLE		30000
DENDERON CORP		    COM    24823Q107	539		       50000			      SOLE		50000
DENISON MINES		    COM	   248358103	801		       73800			      SOLE		73800
ELECTROSTAL MACHINE	    COM	   7340163RU	488		       3150			      SOLE		3150
GOLDEN STAR RESOURCES       COM    381197104    692	               172500			      SOLE		172500
HAWAIIAN HOLDINGS	    COM    419879101	1366		       200000			      SOLE		200000
HORNBY BAY EXPLORATION	    COM    440916104	35          	       100000			      SOLE		100000
INFINITY INC		    COM    45663L403	163		       20000			      SOLE		20000
METAL MANAGEMENT INC.       COM    591097209    2687	               100000			      SOLE		100000
METRIS COMPANIES INC        COM    591598107    3060	               240000			      SOLE		240000
MINEFINDERS CORP. LTD       COM    602900102    172                    25000			      SOLE		25000
NAUTILUS GROUP, INC         COM    639108102    1478	               61150			      SOLE		61150
NEW CENTURY FINANCIAL       COM    64352D101    28280	               442500          		      SOLE		442500
NEWMONT MNG CORP            COM    651639106    8105	               182500			      SOLE		182500
NOVOSIBRSK PLANT	    PFD	   5677443	34		       10000			      SOLE		10000
NVE CORP		    COM	   629445206	3161		       113500			      SOLE		113500
PAN AMERICAN SILVER         COM    697900108    1598	               100000			      SOLE		100000
PIONEER METALS CORP	    COM    72375U109	32		       130000			      SOLE		130000
PLACERDOME INC              COM    725906101    3395	               180000			      SOLE		180000
IBM PUT IBMML EXP 1/22/05   PUT	   4592008ML 	100		       10000			      SOLE		10000
RANGE RESOURCES CORP.       COM    75281A109    205	               10000			      SOLE		10000
SHERRITT INTERNATIONAL COR  COM	   823901103	83	   	       10000			      SOLE		10000
SHUN TAK HOLDING	    COM	   6806633HK	2530	  	       2300000			      SOLE		2300000
SIMSGROUP LTD		ORD FULL   000000SMS	139	               10000			      SOLE		10000
SIRIUS SATTELLITE 	    COM	   82966U103    1524	               200000		  	      SOLE		200000
SMITH & WESSON HOLDING 	    COM    831756101	26		       15000			      SOLE		15000
SUEZ SPONSORED ADR	    COM	   864686100	685		       25600			      SOLE		25600
SUPERIOR ESSEX INC	    COM    86815V105	282		       15000			      SOLE		15000
SURMODICS INC		    COM	   868873100	1788		       55000			      SOLE		55000
TRIEX MINERALS CORP	    COM	   89615G104	9		       10000			      SOLE		10000
UEX CORP		    COM	   902666106	623		       340500			      SOLE		340500
UNITED AMERICAN HEALTH	    COM	   90934C105	158		       25000			      SOLE		25000
URANIUM RES INC		    COM    916901309	776		       1070000			      SOLE		1070000
WTS/METALS USA EXP10/31/2007WARRANTS 591324116  49	               11000			      SOLE		11000
ZIJIN MINING GROUP	    COM	   6725299	544		       1200000			      SOLE		1200000